Accounts Receivable - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable
Accounts Receivable:
Accounts receivable, net as of June 30, 2015 and September 30, 2015 consisted of the following (in thousands):

	June 30, 2015	September 30, 2015
Billed and billable, net of allowance of $997 and $1,059 as of June 30, 2015 and September 30, 2015, respectively	$199,957	$222,237
Unbilled:
Retainages	4,464	4,336
Revenue recorded in excess of milestone billings on fixed-price contracts	6,715	9,691
Revenue recorded in excess of contractual authorization, billable upon receipt of contractual documents	8,764	4,640
Allowance for unbillable amounts	(5,985)	(6,106)
Total unbilled	13,958	12,561
Accounts receivable, net	$213,915	$234,798

The billable receivables included in the billed and billable line item above represent primarily revenue earned in the final month of the reporting period. Consistent with industry practice, certain receivables related to long-term contracts are classified as current, although $2.3 million of retainages are not expected to be billed and collected within one year. The Company’s accounts receivable are primarily from federal government agencies or customers engaged in work for the federal government. The Company believes there is no material credit risk associated with these receivables.
Billings in excess of revenue recognized totaled $10.8 million and $9.2 million at June 30, 2015 and September 30, 2015, respectively. Billings in excess of the revenue recognized are included in current liabilities in the condensed consolidated balance sheets.
During fiscal 2014, the Company entered into an accounts receivable purchase agreement under which the Company sells certain accounts receivable to a third party, or the Factor, without recourse to the Company. The Factor initially pays the Company 90% of the receivable and the remaining price is deferred and based on the amount the Factor receives from the Company's customer. The structure of the transaction provides for a true sale, on a revolving basis, of the receivables transferred. Accordingly, upon transfer of the receivable to the Factor, the receivable is removed from the Company's condensed consolidated balance sheet, a loss on the sale is recorded and the deferred price is an account receivable until it is collected. During the first quarter of fiscal 2016, a portion of our factoring program was temporarily discontinued that was subsequently resumed after September 30, 2015. As of June 30, 2015 and September 30, 2015, the balance of the sold receivables may not exceed at any time $56.0 million and $6.0 million, respectively. During the first quarter of fiscal 2016, the Company sold $43.0 million of receivables and recognized a related loss of $0.1 million in selling, general and administrative expenses. As of September 30, 2015, the balance of the sold receivables was $2.5 million, and the related deferred price was $0.3 million. As of September 30, 2015, the available unused facility was approximately $3.5 million.

Accounts Receivable:
Accounts receivable, net as of June 30, 2014 and 2015 consisted of the following (in thousands):

	June 30,
	2014	2015
Billed and billable, net of allowance of $957 and $997 as of June 30, 2014 and 2015, respectively	$201,427	$199,957

Unbilled:
Retainages	4,031	4,464
Revenue recorded in excess of milestone billings on fixed-price contracts	12,595	6,715
Revenue recorded in excess of contractual authorization, billable upon receipt of contractual documents	5,184	8,764
Allowance for unbillable amounts	(5,560)	(5,985)

Total unbilled	16,250	13,958

Total accounts receivable	$217,677	$213,915

The billable receivables included in the billed and billable line item above represent primarily revenue earned in the final month of the reporting period. Consistent with industry practice, certain receivables related to long-term contracts are classified as current, although $2.4 million of retainages are not expected to be billed and collected within one year. The Company’s accounts receivable are primarily from federal government agencies or customers engaged in work for the federal government.
Changes in the Company’s allowance for doubtful accounts for the periods presented were as follows (in thousands):

	Fiscal Year Ended June 30,
	2013	2014	2015
Beginning balance	$532	$773	$957
Charged to costs and expenses	241	184	40

Ending balance	$773	$957	$997

Changes in the Company’s allowance for unbillable amounts for the periods presented were as follows (in thousands):

	Fiscal Year Ended June 30,
	2013	2014	2015
Beginning balance	$5,269	$5,223	$5,560
Charged to costs and expenses	(46)	337	425

Ending balance	$5,223	$5,560	$5,985

Billings in excess of revenue totaled $10.8 million at June 30, 2014 and June 30, 2015. Billings in excess of the revenue recognized are classified as a current liability in the consolidated balance sheet.
Accounts Receivable Factoring
During fiscal 2014, the Company entered into an accounts receivable purchase agreement under which the Company sells certain accounts receivable to a third party, or the Factor, without recourse to the Company. The Factor initially pays the Company 90% of the receivable and the remaining price is deferred and based on the amount the Factor receives from our customer. The structure of the transaction provides for a true sale, on a revolving basis, of the receivables transferred. Accordingly, upon transfer of the receivable to the Factor, the receivable is removed from the Company’s consolidated balance sheet, a loss on the sale is recorded and the deferred price is an account receivable until it is collected. The balance of the sold receivables may not exceed $56.0 million at any time. For fiscal 2014 and 2015, the Company sold approximately $142.2 million and $402.5 million of receivables, respectively, and recognized a related loss of $0.4 million and $1.0 million, respectively, in selling, general and administrative expenses. As of June 30, 2015, the balance of the sold receivables was approximately $34.6 million, and the related deferred price was approximately $3.5 million.